Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 169,841	$ 171,479
Tax Payable	61,982	56,018
Employee Reimbursement	25,913
Others	25,184	9,316
Total	$ 282,920	$ 236,813